Basis of Accounting - Disclosure of changes in accounting policy (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017		Jul. 31, 2018	Jul. 31, 2017		Jan. 31, 2018
Non-current liabilities
Deferred revenue	£ (1,081)			£ (1,081)			£ (27,270)	[1]
Current liabilities
Deferred revenue	(2,504)			(2,504)			(13,834)	[1]
Equity
Accumulated losses reserve	(73,143)			(73,143)			(93,957)	[1]
Statement of Comprehensive Income
Revenue	37,958	£ 4,750	[2]	41,832	£ 6,478	[3]
Profit / (loss) for the period	26,649	(3,281)	[2]	20,814	(8,042)	[3]
Statement of Cash Flows
Profit / (loss) before income tax	£ 27,140	(4,564)	[2]	20,359	(10,528)	[3],[4]
Adjusted for:
(Decrease) / increase in deferred revenue				£ (37,519)	10,746	[4]
Impact on net cash generated from operating activities					218
Previously stated
Non-current liabilities
Deferred revenue							(18,033)
Current liabilities
Deferred revenue							(10,012)
Equity
Accumulated losses reserve							(80,898)
Statement of Comprehensive Income
Revenue		18,952			20,680
Profit / (loss) for the period		10,921			6,160
Statement of Cash Flows
Profit / (loss) before income tax					3,674
Adjusted for:
(Decrease) / increase in deferred revenue					(3,456)
Impact on net cash generated from operating activities					218
Adjusted
Non-current liabilities
Deferred revenue							(9,237)
Current liabilities
Deferred revenue							(3,822)
Equity
Accumulated losses reserve							£ (13,059)
Statement of Comprehensive Income
Revenue		(14,202)			(14,202)
Profit / (loss) for the period		£ (14,202)			(14,202)
Statement of Cash Flows
Profit / (loss) before income tax					(14,202)
Adjusted for:
(Decrease) / increase in deferred revenue					14,202
Impact on net cash generated from operating activities					£ 0

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[4]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’